Deferred Tax Liabilities (Details) - Schedule of Movement in Deferred Tax Liabilities	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Accelerated tax depreciation
At beginning of financial year	RM 218,718	$ 46,381	RM 202,000
Charged to profit or loss (Note 18)	167,356	35,489	16,718
At end of financial year	RM 386,074	$ 81,870	RM 218,718